41. Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia - Copel (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	R$ 1,948,409	R$ 1,040,075	R$ 982,073	R$ 1,480,727
Bonds and securities	124,862	1,341
Collaterals and escrow accounts	203	59,372
Dividends receivable	76,672	80,815
CRC transferred to the State Government of Paraná	190,876	167,109
Other current receivables	363,250	409,351
Income tax and social contribution	152,157	501,685
Other current recoverable taxes	160,842	198,232
Related parties	0	38,835
Total current assets	6,677,846	5,701,834
NONCURRENT ASSETS
Other temporary investments	19,511	18,727
CRC transferred to the State Government of Paraná	1,254,166	1,349,253
Judicial deposits	528,290	582,529
Other current receivables	53,177	149,744
Income tax and social contribution	166,384	176,480
Deferred income tax and social contribution	1,007,061	915,492	814,355
Other noncurrent recoverable taxes	231,400	116,974
Related parties	0	130,156
Subtotal	10,014,260	8,607,626
Investments	2,368,234	2,570,643	2,344,512
Property, Plant and Equipment	10,840,663	9,829,450	8,934,303
Intangible Assets	6,029,097	6,452,824
Total noncurrent assets	29,252,254	27,460,543
ASSETS	35,930,100	33,162,377
CURRENT LIABILITIES
Payroll, social charges and accruals	284,179	313,967
Suppliers	1,419,243	1,683,577
Income tax and social contribution payable	197,949	86,310
Other taxes due	451,433	345,487
Loans and financing	1,113,047	784,666
Debentures	2,184,881	1,632,062
Dividend payable	375,675	288,981
Post-employment benefits	58,478	53,225
Other accounts payable	192,070	121,405
Provisions for legal claims	0	112,000
Total current liabilities	6,695,114	6,109,914
NONCURRENT LIABILITIES
Other taxes due	796,732	809,576
Loans and financing	2,934,260	2,974,839
Debentures	5,333,250	4,438,916
Post-employment benefits	910,285	812,878
Other accounts payable	116,954	72,849
Provisions for legal claims	1,664,773	1,400,064
Total noncurrent liabilities	12,898,772	11,541,960
EQUITY
Share capital	7,910,000	7,910,000
Equity valuation adjustments	785,610	895,601	998,466	1,177,372
Legal reserve	914,751	844,398
Retained earnings		0
TOTAL EQUITY	16,336,214	15,510,503	14,978,142	14,480,492
TOTAL LIABILITIES & EQUITY	35,930,100	33,162,377
Companhia Paranaense de Energia - Copel
CURRENT ASSETS
Cash and cash equivalents	315,003	56,833	R$ 46,096	R$ 25,653
Bonds and securities	123,560	90
Collaterals and escrow accounts	129	129
Dividends receivable	519,100	459,464
CRC transferred to the State Government of Paraná	190,876	167,109
Other current receivables	7,027	8,287
Income tax and social contribution	6,130	14,055
Other current recoverable taxes	321	276
Prepaid expenses	40	0
Related parties	8,134	292,051
Total current assets	1,170,320	998,294
NONCURRENT ASSETS
Other temporary investments	19,511	18,727
CRC transferred to the State Government of Paraná	1,254,166	1,349,253
Judicial deposits	131,840	119,167
Other current receivables	7,444	0
Income tax and social contribution	148,140	158,808
Deferred income tax and social contribution	147,368	102,236
Other noncurrent recoverable taxes	86,110	15
Related parties	104,751	219,426
Subtotal	1,899,330	1,967,632
Investments	16,070,567	14,987,607
Property, Plant and Equipment	996	830
Intangible Assets	1,593	1,603
Total noncurrent assets	16,073,156	16,957,672
ASSETS	19,142,806	17,955,966
CURRENT LIABILITIES
Payroll, social charges and accruals	6,747	6,977
Related parties	755	3,936
Suppliers	2,731	2,096
Income tax and social contribution payable	0	2,467
Other taxes due	152	476
Loans and financing	129,401	322,092
Debentures	941,677	339,341
Dividend payable	354,203	267,988
Post-employment benefits	87	57
Other accounts payable	135	249
Provisions for legal claims	0	112,000
Total current liabilities	1,435,888	1,057,679
NONCURRENT LIABILITIES
Other taxes due	2,602	2,365
Loans and financing	773,984	664,020
Debentures	596,403	876,140
Post-employment benefits	4,867	3,995
Other accounts payable	3,957	830
Provisions for legal claims	292,180	143,095
Total noncurrent liabilities	1,673,993	1,690,445
EQUITY
Share capital	7,910,000	7,910,000
Equity valuation adjustments	785,610	895,601
Legal reserve	914,751	844,398
Retained earnings	6,422,564	5,557,843
TOTAL EQUITY	16,032,925	15,207,842
TOTAL LIABILITIES & EQUITY	R$ 19,142,806	R$ 17,955,966